Principal
Payment
0.00
64,838,941.39
0.00

0.00
64,838,941.39
Interest per
Collection Period No.
10
Collection Period (from... to)
1-Jan-2014
31-Jan-2014
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended      31-Jan-2014
Determination Date
13-Feb-2014
Record Date
14-Feb-2014
Payment Date
18-Feb-2014
Interest Period of the Class A-1 Notes (from... to)
15-Jan-2014
18-Feb-2014         Actual/360 Days
34
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jan-2014
15-Feb-2014
30/360 Days
30
81.455957
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
0.000000
Class A-1 Notes
478,850,000.00
0.00
0.00
0.000000
Class A-2 Notes
796,000,000.00
794,335,147.00
729,496,205.61
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
Total Note Balance
2,019,200,000.00
1,538,685,147.00
1,473,846,205.61
Overcollateralization
380,319,126.59
449,909,836.24
449,909,836.24
Total Securitization Value
2,399,519,126.59
1,988,594,983.24
1,923,756,041.85
present value of lease payments
880,763,921.95
492,883,197.96
455,270,970.23
present value of Base Residual Value
1,518,755,204.64
1,495,711,785.28
1,468,485,071.62
Amount
Percentage
Payment
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
18.75%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-1 Notes
0.270000%
0.00
0.000000
0.00
0.000000
Class A-2 Notes
0.490000%
324,353.52
0.407479
65,163,294.91
81.863436
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
0.491667
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
0.600000
Total
707,046.85
$65,545,988.24
Interest & Principal
Interest & Principal
per $1000 Face Amount
Amounts in USD
Dates
Summary
Current Overcollateralization Amount
449,909,836.24
Note
Factor
0.000000

0.916453
1.000000

1.000000

Distribution Detail
Shortfall
Available Funds
Lease Payments Received
37,753,791.91
(1) Total Servicing Fee
Distributions
1,657,162.49
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
6,424,152.29
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
31,910,365.16
Excess wear and tear included in Net Sales Proceeds
12,565.96
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
206,388.20
(4) Priority Principal Distribution Amount
Subtotal
76,088,309.36
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
8,885,806.33
76,088,957.06
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
647.70
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
76,088,957.06
Amount Due
Total Available Collections
76,088,957.06
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,657,162.49
1,657,162.49
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
707,046.85
707,046.85
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
324,353.52
324,353.52
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
707,046.85
707,046.85
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
64,838,941.39
64,838,941.39
0.00
Principal Distribution Amount
64,838,941.39
64,838,941.39
0.00
0.00
0.00
707,046.85
0.00
0.00
64,838,941.39

Notice to Investors
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
101.91
minus Net Investment Earnings
101.91
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
101.91
Net Investment Earnings on the Exchange Note
Collection Account
545.79
Investment Earnings for the Collection Period
647.70

Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
1,988,594,983.24
53,511
Principal portion of lease payments
26,765,828.87
Terminations- Early
28,838,824.09
Terminations- Scheduled
5,873,403.52
Repurchase Payment (excluding interest)
0.00
Gross Losses
3,360,884.91
Securitization Value end of Collection Period
1,923,756,041.85
52,373
Pool Factor
80.17%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
14.66
Weighted Average Seasoning (months)
9.42
19.93
Aggregate Base Residual Value
1,721,197,534.44
1,575,267,887.19
Cumulative Turn-in Ratio
75.41%
Proportion of base prepayment assumption realized life to date
128.83%
Actual lifetime prepayment speed
0.55%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,918,529,267.47
52,238
99.73%
31-60 Days Delinquent
3,634,875.56
93
0.19%
61-90 Days Delinquent
1,377,651.06
37
0.07%
91-120 Days Delinquent
214,247.76
5
0.01%
Total
1,923,756,041.85
52,373
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,783,386.02
Less Liquidation Proceeds
1,222,286.96
36,289,726.50
Less Recoveries
295,535.90
Current Net Credit Loss / (Gain)
265,563.16
Cumulative Net Credit Loss / (Gain)
1,231,926.71
37,423,022.25
Current Residual Loss / (Gain)
(1,133,295.75)
Cumulative Residual Loss / (Gain)
(13,456,959.82)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.051%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.561%)
Less sales proceeds and other payments received during
Collection Period